Jun. 12, 2020
Christopher Weil & Company Core Investment Fund

Christopher Weil & Company Core Investment Fund (CWCFX)
A series of PFS Funds

Supplement dated June 12, 2020

to the Prospectus

dated March 27, 2020

Effective immediately, the first paragraph under the heading, “The Principal Investment Strategy of the Fund” in the Summary Section of the Prospectus on page 2 and the first paragraph under the heading “The Investment Selection Process Used by the Fund” on page 7 of Prospectus are each deleted and replaced with the following:

The Fund is a "non-diversified" fund that seeks to achieve long-term capital appreciation by investing in undervalued equity securities. Under normal market conditions the Fund invests primarily in common stocks of companies with market capitalizations of $1 billion or more. The Fund may hold fewer than 20 positions at any given time. From time to time, the Fund may invest more than 20% of its assets in a particular sector. Additionally, the Fund may invest in exchange-traded funds (ETFs) and mutual funds (open-end investment companies) registered under the Investment Company Act of 1940.

Additionally, the below paragraph is added to “The Principal Risks of Investing in the Fund” in the Summary Section of the Prospectus beginning on page 3 of Prospectus:

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if an ETF or mutual fund in which the Fund invests attempts to replicate the performance of an index or benchmark and the area of the market representing the relevant index or benchmark does not perform as expected for any reason, the value of the investment in the ETF or mutual fund may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Additionally, the below paragraph is added to, “The Principal Risks of Investing in the Fund” beginning on page 8 of Prospectus:

Risks of Exchange Traded Funds and Mutual Funds. To the extent a Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if an ETF or mutual fund in which the Fund invests attempts to replicate the performance of an index or benchmark and the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF or mutual fund may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Each Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Funds generally will be higher than the cost of investing directly in ETFs. Additionally, ETFs are subject to the following risks: (i) the market price of an ETF's shares may be above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) temporarily stop stock trading.

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This Supplement, and the existing Prospectus dated March 27, 2020, provide relevant information for all shareholders and should be retained for future reference. The Prospectus dated March 27, 2020 has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-888-550-9266.